per share amounts (Tables)	12 Months Ended
Dec. 31, 2020
per share amounts
Schedule of the reconciliations of the denominators of the basic and diluted per share computations

The following table presents reconciliations of the denominators of the basic and diluted per share computations. Net income was equal to diluted net income for all periods presented.

Years ended December 31 (millions)	2020	2019*
Basic total weighted average number of Common Shares outstanding	1,275	1,204
Effect of dilutive securities – Restricted share units	3	—
Diluted total weighted average number of Common Shares outstanding	1,278	1,204